Lord Abbett Blend Trust
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973



December 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Blend Trust
        1933 Act File No. 333-60304
        1940 Act File No. 811-10371

Ladies/Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 2 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 27, 2002.

Please contact the undersigned at (201) 395-2495 if you have any questions or comments.

Sincerely yours,

/s/ Dale Kaplan

Dale Kaplan
Legal Assistant
Lord, Abbett & Co. LLC